Schedule of Reconciliation Between Lease Liabilities Recognized and Future Minimum Lease Payments of Non-cancellable Operating Leases on Initial Application (Detail) - TWD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
The future minimum lease payments of non-cancellable operating leases on December 31, 2018	$ 5,942,211	$ 5,942,211
Recognition exemption for short-term leases	(43,032)
Other leases in scope of IFRS 16	125,328
Undiscounted amount on January 1, 2019	6,024,507
Discounted amount using the incremental borrowing rate on January 1, 2019	5,445,818
Finance lease liabilities recognized on December 31, 2018	2,496
Extension of lease that reasonably certain to be exercised	7,241,212
Lease liabilities recognized on January 1, 2019	$ 12,689,526